NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-8:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-8 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

2

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)  (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

3

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVI	90,518	$868,958	$1,276,304	$-	$1,276,304	$7	$1,276,297	$1,276,297	$-	$1,276,297
ACVIG	32,586	274,528	334,988	-	334,988	21	334,967	334,967	-	334,967
ACVU1	4,996	83,307	137,302	-	137,302	17	137,285	137,285	-	137,285
DCAP	16,696	644,825	787,728	-	787,728	10	787,718	787,718	-	787,718
DSRG	12,471	436,722	589,131	-	589,131	3	589,128	589,128	-	589,128
DVSCS	3,496	57,081	66,626	-	66,626	32	66,594	66,594	-	66,594
FQB	47,766	529,608	564,590	158	564,748	-	564,748	564,748	-	564,748
FEIS	75,243	1,612,383	1,786,269	-	1,786,269	8	1,786,261	1,786,261	-	1,786,261
FGS	82,020	4,258,256	8,400,491	301	8,400,792	-	8,400,792	8,400,792	-	8,400,792
FHIS	58,863	326,971	309,621	9	309,630	-	309,630	309,630	-	309,630
FOS	26,101	485,549	689,065	3	689,068	-	689,068	689,068	-	689,068
FVSS	47,448	546,565	641,028	-	641,028	15	641,013	641,013	-	641,013
OVAG	22,705	1,390,578	2,427,898	-	2,427,898	4	2,427,894	2,427,894	-	2,427,894
OVGI	90,702	2,290,770	2,712,893	3	2,712,896	-	2,712,896	2,712,896	-	2,712,896
JPMMV1	8,831	94,682	96,171	-	96,171	8	96,163	96,163	-	96,163
JACAS	18,937	666,360	1,002,929	28	1,002,957	-	1,002,957	1,002,957	-	1,002,957
JAGTS	41,316	448,944	846,970	81	847,051	-	847,051	847,051	-	847,051
JAIGS	8,733	277,079	319,462	9	319,471	-	319,471	319,471	-	319,471
LPVCII	34,319	494,278	758,443	7	758,450	-	758,450	758,450	-	758,450
SBVHY	52,955	394,069	393,458	15	393,473	-	393,473	393,473	-	393,473
SBVI	172,545	3,486,105	3,423,295	3	3,423,298	-	3,423,298	3,423,298	-	3,423,298
MSEM	1,743	13,175	13,488	11	13,499	-	13,499	13,499	-	13,499
MSVRE	20,657	297,250	353,847	30	353,877	-	353,877	353,877	-	353,877
EIF	4,858	71,430	94,194	10	94,204	-	94,204	94,204	-	94,204
GBF	86,114	951,797	972,225	2	972,227	-	972,227	972,227	-	972,227
GEM	5,496	66,783	82,221	-	82,221	5	82,216	82,216	-	82,216
GIG	23,429	231,591	272,015	-	272,015	8	272,007	272,007	-	272,007
GVDMA	11,982	148,893	157,568	14	157,582	-	157,582	157,582	-	157,582
GVDMC	350	3,730	3,937	3	3,940	-	3,940	3,940	-	3,940
GVIDA	11,210	112,054	146,297	2	146,299	-	146,299	146,299	-	146,299
GVIDC	5,483	54,985	57,791	3	57,794	-	57,794	57,794	-	57,794
GVIDM	79,654	947,725	961,427	3	961,430	-	961,430	961,430	-	961,430
HIBF	32,010	215,739	209,663	-	209,663	-	209,663	209,663	-	209,663
MCIF	83,366	1,729,642	1,911,581	-	1,911,581	15	1,911,566	1,911,566	-	1,911,566
NVAMV1	46,405	731,530	693,760	-	693,760	3	693,757	693,757	-	693,757

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCBD1	395	4,372	4,520	-	4,520	4	4,516	4,516	-	4,516
NVMLG1	4,153	43,074	37,130	-	37,130	9	37,121	37,121	-	37,121
NVMMG1	40,993	448,127	567,757	-	567,757	28	567,729	567,729	-	567,729
NVNMO1	2,393	23,907	29,288	-	29,288	3	29,285	29,285	-	29,285
NVOLG1	473,191	8,413,541	8,914,914	-	8,914,914	63	8,914,851	8,914,851	-	8,914,851
NVRE1	4,659	33,892	33,824	-	33,824	10	33,814	33,814	-	33,814
SAM	1,345,689	1,345,689	1,345,689	-	1,345,689	10	1,345,679	1,345,679	-	1,345,679
SCF	59,584	1,119,879	1,191,087	-	1,191,087	7	1,191,080	1,191,080	-	1,191,080
SCGF	34,673	601,055	681,316	-	681,316	-	681,316	681,316	-	681,316
SCVF	39,226	451,773	344,009	147	344,156	-	344,156	344,156	-	344,156
TRF	68,378	787,108	1,608,934	162	1,609,096	-	1,609,096	1,609,096	-	1,609,096
AMCG	38,387	917,029	1,527,812	-	1,527,812	19	1,527,793	1,527,793	-	1,527,793
AMSRS	24,023	627,270	737,263	-	737,263	13	737,250	737,250	-	737,250
PMVSTA	4,500	46,505	46,892	14	46,906	-	46,906	46,906	-	46,906
VWEM	21,986	280,563	371,351	-	371,351	8	371,343	371,343	-	371,343
VWHA	978	28,725	21,991	-	21,991	3	21,988	21,988	-	21,988

Total (unaudited)			$50,958,453	$1,018	$50,959,471	$333	$50,959,138	$50,959,138	$-	$50,959,138

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVI	ACVIG	ACVU1	DCAP	DSRG	DVSCS	FQB
Reinvested dividends	$438,173	5,083	5,899	-	6,406	5,787	567	17,975
Mortality and expense risk charges (note 2)	(660,604)	(14,964)	(4,258)	(1,511)	(11,402)	(7,511)	(744)	(9,657)

Net investment income (loss)	(222,431)	(9,881)	1,641	(1,511)	(4,996)	(1,724)	(177)	8,318

Realized gain (loss) on investments	996,086	11,894	10,857	490	20,189	25,570	(212)	5,220
Change in unrealized gain (loss) on investments	4,112,682	233,298	1,289	35,629	78,569	82,315	2,622	24,786

Net gain (loss) on investments	5,108,768	245,192	12,146	36,119	98,758	107,885	2,410	30,006

Reinvested capital gains	3,171,313	15,330	15,604	9,456	68,491	6,280	3,226	1,925

Net increase (decrease) in contract owners’ equity resulting from operations	$8,057,650	250,641	29,391	44,064	162,253	112,441	5,459	40,249

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	OVAG	OVGI	JPMMV1
Reinvested dividends	$27,976	4,541	14,917	2,112	6,296	755	36,253	1,201
Mortality and expense risk charges (note 2)	(23,251)	(100,861)	(4,372)	(8,533)	(7,381)	(27,732)	(34,233)	(1,170)

Net investment income (loss)	4,725	(96,320)	10,545	(6,421)	(1,085)	(26,977)	2,020	31

Realized gain (loss) on investments	17,037	454,647	(3,166)	4,819	39,877	113,348	45,330	(79)
Change in unrealized gain (loss) on investments	(30,109)	1,538,186	(4,629)	81,656	(28,748)	446,368	13,356	(5,967)

Net gain (loss) on investments	(13,072)	1,992,833	(7,795)	86,475	11,129	559,716	58,686	(6,046)

Reinvested capital gains	77,827	657,362	-	2,773	28,688	157,435	238,750	5,013

Net increase (decrease) in contract owners’ equity resulting from operations	$69,480	2,553,875	2,750	82,827	38,732	690,174	299,456	(1,002)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JACAS	JAGTS	JAIGS	LPVCII	SBVHY	SBVI	MSEM	MSVRE
Reinvested dividends	$1,501	85	3,435	10,110	15,007	43,515	568	9,341
Mortality and expense risk charges (note 2)	(12,538)	(9,747)	(4,120)	(9,712)	(5,504)	(45,756)	(175)	(4,738)

Net investment income (loss)	(11,037)	(9,662)	(685)	398	9,503	(2,241)	393	4,603

Realized gain (loss) on investments	37,314	23,282	(19,994)	32,999	(3,865)	(46,288)	(5)	1,018
Change in unrealized gain (loss) on investments	197,415	199,188	55,579	1,222	15,807	(212,370)	141	(92,797)

Net gain (loss) on investments	234,729	222,470	35,585	34,221	11,942	(258,658)	136	(91,779)

Reinvested capital gains	68,806	59,608	-	6,293	-	342,291	-	9,273

Net increase (decrease) in contract owners’ equity resulting from operations	$292,498	272,416	34,900	40,912	21,445	81,392	529	(77,903)

Investment Activity:	EIF	GBF	GEM	GIG	GVDMA	GVDMC	GVIDA	GVIDC
Reinvested dividends	$1,493	20,415	1,329	2,880	316	5	295	58
Mortality and expense risk charges (note 2)	(1,466)	(14,605)	(943)	(3,314)	(1,992)	(1,433)	(1,409)	(1,565)

Net investment income (loss)	27	5,810	386	(434)	(1,676)	(1,428)	(1,114)	(1,507)

Realized gain (loss) on investments	20,314	(5,337)	95	1,019	1,389	(68,046)	(339)	(1,285)
Change in unrealized gain (loss) on investments	(28,401)	48,228	8,123	15,819	6,614	5,113	34,438	7,351

Net gain (loss) on investments	(8,087)	42,891	8,218	16,838	8,003	(62,933)	34,099	6,066

Reinvested capital gains	4,245	-	-	-	9,007	106	8,703	548

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,815)	48,701	8,604	16,404	15,334	(64,255)	41,688	5,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDM	HIBF	MCIF	NVAMV1	NVCBD1	NVMLG1	NVMMG1	NVNMO1
Reinvested dividends	$1,248	10,620	19,324	10,358	118	-	-	110
Mortality and expense risk charges (note 2)	(12,687)	(2,752)	(23,056)	(8,694)	(61)	(478)	(5,954)	(348)

Net investment income (loss)	(11,439)	7,868	(3,732)	1,664	57	(478)	(5,954)	(238)

Realized gain (loss) on investments	2,151	(359)	45,966	(4,465)	1	1,917	(358)	5
Change in unrealized gain (loss) on investments	35,605	1,585	72,012	(19,862)	170	(9,189)	159,518	1,144

Net gain (loss) on investments	37,756	1,226	117,978	(24,327)	171	(7,272)	159,160	1,149

Reinvested capital gains	51,509	-	84,136	16,001	10	15,165	58,354	2,106

Net increase (decrease) in contract owners’ equity resulting from operations	$77,826	9,094	198,382	(6,662)	238	7,415	211,560	3,017

Investment Activity:	NVOLG1	NVRE1	SAM	SCF	SCGF	SCVF	TRF	AMCG
Reinvested dividends	$107,386	501	4,407	197	-	216	17,166	-
Mortality and expense risk charges (note 2)	(114,005)	(469)	(24,701)	(13,436)	(7,388)	(4,661)	(22,561)	(17,016)

Net investment income (loss)	(6,619)	32	(20,294)	(13,239)	(7,388)	(4,445)	(5,395)	(17,016)

Realized gain (loss) on investments	123,942	(688)	-	11,466	1,725	(421)	75,618	11,993
Change in unrealized gain (loss) on investments	388,763	(2,472)	-	169,828	128,559	13,411	(53,201)	363,170

Net gain (loss) on investments	512,705	(3,160)	-	181,294	130,284	12,990	22,417	375,163

Reinvested capital gains	829,448	153	-	41,495	68,923	1,467	107,460	62,130

Net increase (decrease) in contract owners’ equity resulting from operations	$1,335,534	(2,975)	(20,294)	209,550	191,819	10,012	124,482	420,277

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMSRS	PMVSTA	VWEM	VWHA
Reinvested dividends	$3,836	10,042	6,367	156
Mortality and expense risk charges (note 2)	(9,199)	(11,979)	(4,332)	(230)

Net investment income (loss)	(5,363)	(1,937)	2,035	(74)

Realized gain (loss) on investments	3,959	4,121	1,608	(187)
Change in unrealized gain (loss) on investments	88,327	4,486	37,204	3,533

Net gain (loss) on investments	92,286	8,607	38,812	3,346

Reinvested capital gains	26,353	-	9,563	-

Net increase (decrease) in contract owners’ equity resulting from operations	$113,276	6,670	50,410	3,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVI		ACVIG		ACVU1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(222,431)	(29,461)	(9,881)	(5,477)	1,641	2,117	(1,511)	(1,129)
Realized gain (loss) on investments	996,086	941,704	11,894	15,547	10,857	7,348	490	327
Change in unrealized gain (loss) on investments	4,112,682	4,613,526	233,298	170,604	1,289	25,598	35,629	14,643
Reinvested capital gains	3,171,313	5,005,148	15,330	51,630	15,604	26,992	9,456	8,281

Net increase (decrease) in contract owners’ equity resulting from operations	8,057,650	10,530,917	250,641	232,304	29,391	62,055	44,064	22,122

Equity transactions:
Purchase payments received from contract owners (note 4)	151,956	585,435	5,373	415	229	299	1,375	1,373
Transfers between funds	-	-	624	(20,868)	(16,236)	(12,441)	1,423	-
Redemptions (notes 2, 3, and 4)	(5,675,393)	(3,755,127)	(41,993)	(38,320)	(9,480)	(5,147)	(33)	(265)
Adjustments to maintain reserves	1,311	(477)	11	(24)	(5)	(11)	(4)	(5)

Net equity transactions	(5,522,126)	(3,170,169)	(35,985)	(58,797)	(25,492)	(17,300)	2,761	1,103

Net change in contract owners’ equity	2,535,524	7,360,748	214,656	173,507	3,899	44,755	46,825	23,225
Contract owners’ equity at beginning of period	48,423,614	41,062,866	1,061,641	888,134	331,068	286,313	90,460	67,235

Contract owners’ equity at end of period	$50,959,138	48,423,614	1,276,297	1,061,641	334,967	331,068	137,285	90,460

CHANGE IN UNITS:
Beginning units	1,917,276	2,022,228	61,127	64,750	13,790	14,575	2,767	2,729
Units purchased	135,863	134,025	335	90	10	14	76	47
Units redeemed	(419,105)	(238,977)	(2,255)	(3,713)	(1,143)	(799)	(1)	(9)

Ending units	1,634,034	1,917,276	59,207	61,127	12,657	13,790	2,842	2,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DCAP		DSRG		DVSCS		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,996)	(2,032)	(1,724)	414	(177)	(344)	8,318	9,429
Realized gain (loss) on investments	20,189	10,080	25,570	10,192	(212)	5,358	5,220	(152)
Change in unrealized gain (loss) on investments	78,569	131,962	82,315	110,660	2,622	(176)	24,786	38,410
Reinvested capital gains	68,491	87,981	6,280	16,449	3,226	8,571	1,925	24

Net increase (decrease) in contract owners’ equity resulting from operations	162,253	227,991	112,441	137,715	5,459	13,409	40,249	47,711

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10	146	157	157	2,872	2,265
Transfers between funds	(2,756)	(30,957)	(9,977)	(27,362)	-	-	(27)	150
Redemptions (notes 2, 3, and 4)	(210,390)	(45,947)	(44,100)	(19,451)	(731)	(44,846)	(128,696)	(2,722)
Adjustments to maintain reserves	(17)	-	17	(27)	(5)	(3)	235	21

Net equity transactions	(213,163)	(76,904)	(54,050)	(46,694)	(579)	(44,692)	(125,616)	(286)

Net change in contract owners’ equity	(50,910)	151,087	58,391	91,021	4,880	(31,283)	(85,367)	47,425
Contract owners’ equity at beginning of period	838,628	687,541	530,737	439,716	61,714	92,997	650,115	602,690

Contract owners’ equity at end of period	$787,718	838,628	589,128	530,737	66,594	61,714	564,748	650,115

CHANGE IN UNITS:
Beginning units	30,526	33,582	26,747	29,356	1,754	3,186	32,916	32,929
Units purchased	-	-	-	9	5	5	141	126
Units redeemed	(7,009)	(3,056)	(2,492)	(2,618)	(23)	(1,437)	(6,235)	(139)

Ending units	23,517	30,526	24,255	26,747	1,736	1,754	26,822	32,916

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEIS		FGS		FHIS		FOS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,725	8,270	(96,320)	(73,587)	10,545	12,108	(6,421)	1,334
Realized gain (loss) on investments	17,037	85,951	454,647	273,692	(3,166)	(576)	4,819	(5,479)
Change in unrealized gain (loss) on investments	(30,109)	195,013	1,538,186	1,053,612	(4,629)	28,779	81,656	120,581
Reinvested capital gains	77,827	119,217	657,362	356,907	-	-	2,773	22,213

Net increase (decrease) in contract owners’ equity resulting from operations	69,480	408,451	2,553,875	1,610,624	2,750	40,311	82,827	138,649

Equity transactions:
Purchase payments received from contract owners (note 4)	10,830	2,587	24,222	37,998	236	299	1,651	-
Transfers between funds	(53,097)	(39,592)	(112,735)	(71,458)	-	(5,259)	(7,219)	(8,462)
Redemptions (notes 2, 3, and 4)	(114,694)	(180,627)	(488,262)	(256,767)	(29,350)	(3,683)	(32,802)	(39,837)
Adjustments to maintain reserves	28	(38)	192	(34)	18	(2)	27	(8)

Net equity transactions	(156,933)	(217,670)	(576,583)	(290,261)	(29,096)	(8,645)	(38,343)	(48,307)

Net change in contract owners’ equity	(87,453)	190,781	1,977,292	1,320,363	(26,346)	31,666	44,484	90,342
Contract owners’ equity at beginning of period	1,873,714	1,682,933	6,423,500	5,103,137	335,976	304,310	644,584	554,242

Contract owners’ equity at end of period	$1,786,261	1,873,714	8,400,792	6,423,500	309,630	335,976	689,068	644,584

CHANGE IN UNITS:
Beginning units	71,805	80,962	244,308	256,791	18,390	18,874	38,264	41,417
Units purchased	936	112	1,417	1,674	13	17	127	3
Units redeemed	(7,579)	(9,269)	(20,299)	(14,157)	(1,659)	(501)	(2,472)	(3,156)

Ending units	65,162	71,805	225,426	244,308	16,744	18,390	35,919	38,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		OVAG		OVGI		JPMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,085)	1,138	(26,977)	(24,231)	2,020	(8,050)	31	313
Realized gain (loss) on investments	39,877	3,533	113,348	54,763	45,330	32,981	(79)	955
Change in unrealized gain (loss) on investments	(28,748)	108,610	446,368	270,449	13,356	200,271	(5,967)	12,782
Reinvested capital gains	28,688	55,111	157,435	218,310	238,750	380,977	5,013	7,323

Net increase (decrease) in contract owners’ equity resulting from operations	38,732	168,392	690,174	519,291	299,456	606,179	(1,002)	21,373

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,456	138	757	825	-	-
Transfers between funds	(85,208)	-	3,246	(5,283)	(1,804)	(40,339)	-	-
Redemptions (notes 2, 3, and 4)	(261)	(221)	(133,673)	(53,831)	(111,890)	(101,511)	(13)	(19,693)
Adjustments to maintain reserves	(19)	5	27	(40)	10	2	9	8

Net equity transactions	(85,488)	(216)	(127,944)	(59,016)	(112,927)	(141,023)	(4)	(19,685)

Net change in contract owners’ equity	(46,756)	168,176	562,230	460,275	186,529	465,156	(1,006)	1,688
Contract owners’ equity at beginning of period	687,769	519,593	1,865,664	1,405,389	2,526,367	2,061,211	97,169	95,481

Contract owners’ equity at end of period	$641,013	687,769	2,427,894	1,865,664	2,712,896	2,526,367	96,163	97,169

CHANGE IN UNITS:
Beginning units	23,587	23,595	77,972	80,709	99,922	106,171	2,906	3,570
Units purchased	-	-	415	17	430	39	-	-
Units redeemed	(2,977)	(8)	(5,240)	(2,754)	(4,845)	(6,288)	-	(664)

Ending units	20,610	23,587	73,147	77,972	95,507	99,922	2,906	2,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAGTS		JAIGS		LPVCII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11,037)	(11,325)	(9,662)	(5,063)	(685)	1,417	398	550
Realized gain (loss) on investments	37,314	6,632	23,282	52,118	(19,994)	(19,629)	32,999	26,122
Change in unrealized gain (loss) on investments	197,415	173,098	199,188	92,765	55,579	93,613	1,222	87,386
Reinvested capital gains	68,806	68,617	59,608	37,519	-	-	6,293	49,453

Net increase (decrease) in contract owners’ equity resulting from operations	292,498	237,022	272,416	177,339	34,900	75,401	40,912	163,511

Equity transactions:
Purchase payments received from contract owners (note 4)	-	146	245	-	-	-	340	339
Transfers between funds	(35,518)	-	85,050	(40)	(11,591)	-	71,427	(500)
Redemptions (notes 2, 3, and 4)	(147,965)	(35,770)	(37,836)	(99,785)	(68,655)	(33,385)	(42,003)	(33,587)
Adjustments to maintain reserves	56	(22)	66	(17)	17	(2)	30	(34)

Net equity transactions	(183,427)	(35,646)	47,525	(99,842)	(80,229)	(33,387)	29,794	(33,782)

Net change in contract owners’ equity	109,071	201,376	319,941	77,497	(45,329)	42,014	70,706	129,729
Contract owners’ equity at beginning of period	893,886	692,510	527,110	449,613	364,800	322,786	687,744	558,015

Contract owners’ equity at end of period	$1,002,957	893,886	847,051	527,110	319,471	364,800	758,450	687,744

CHANGE IN UNITS:
Beginning units	30,675	32,066	29,167	35,524	26,915	29,753	31,327	32,978
Units purchased	44	6	4,395	1	-	-	3,384	33
Units redeemed	(5,620)	(1,397)	(2,026)	(6,358)	(6,312)	(2,838)	(2,169)	(1,684)

Ending units	25,099	30,675	31,536	29,167	20,603	26,915	32,542	31,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBVHY		SBVI		MSEM		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,503	15,869	(2,241)	12,007	393	492	4,603	1,952
Realized gain (loss) on investments	(3,865)	(1,334)	(46,288)	(13,232)	(5)	1	1,018	10,075
Change in unrealized gain (loss) on investments	15,807	34,169	(212,370)	629,690	141	966	(92,797)	37,954
Reinvested capital gains	-	-	342,291	230,794	-	-	9,273	15,836

Net increase (decrease) in contract owners’ equity resulting from operations	21,445	48,704	81,392	859,259	529	1,459	(77,903)	65,817

Equity transactions:
Purchase payments received from contract owners (note 4)	635	719	14,246	2,645	-	-	-	-
Transfers between funds	(1,054)	56	(160,154)	(14,680)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(47,651)	(15,840)	(390,723)	(271,855)	(7)	(7)	(354)	(17,934)
Adjustments to maintain reserves	27	(24)	40	(38)	5	5	55	(24)

Net equity transactions	(48,043)	(15,089)	(536,591)	(283,928)	(2)	(2)	(299)	(17,958)

Net change in contract owners’ equity	(26,598)	33,615	(455,199)	575,331	527	1,457	(78,202)	47,859
Contract owners’ equity at beginning of period	420,071	386,456	3,878,497	3,303,166	12,972	11,515	432,079	384,220

Contract owners’ equity at end of period	$393,473	420,071	3,423,298	3,878,497	13,499	12,972	353,877	432,079

CHANGE IN UNITS:
Beginning units	14,845	15,402	127,949	138,470	331	331	8,007	8,350
Units purchased	23	29	561	127	-	-	-	-
Units redeemed	(1,728)	(586)	(19,676)	(10,648)	-	-	(9)	(343)

Ending units	13,140	14,845	108,834	127,949	331	331	7,998	8,007

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF		GBF		GEM		GIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$27	409	5,810	10,082	386	519	(434)	2,960
Realized gain (loss) on investments	20,314	15,554	(5,337)	(9,103)	95	2,715	1,019	1,744
Change in unrealized gain (loss) on investments	(28,401)	10,236	48,228	50,083	8,123	12,716	15,819	23,809
Reinvested capital gains	4,245	5,147	-	-	-	-	-	10,700

Net increase (decrease) in contract owners’ equity resulting from operations	(3,815)	31,346	48,701	51,062	8,604	15,950	16,404	39,213

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	803	864	157	157	157	157
Transfers between funds	(38,026)	-	(20,560)	(39,131)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(1,719)	(23,146)	(113,876)	(32,139)	(400)	(39,739)	(4,133)	(7,069)
Adjustments to maintain reserves	29	(16)	14	(16)	5	10	17	(20)

Net equity transactions	(39,716)	(23,162)	(133,619)	(70,422)	(238)	(39,572)	(3,959)	(6,932)

Net change in contract owners’ equity	(43,531)	8,184	(84,918)	(19,360)	8,366	(23,622)	12,445	32,281
Contract owners’ equity at beginning of period	137,735	129,551	1,057,145	1,076,505	73,850	97,472	259,562	227,281

Contract owners’ equity at end of period	$94,204	137,735	972,227	1,057,145	82,216	73,850	272,007	259,562

CHANGE IN UNITS:
Beginning units	6,044	7,135	62,343	66,521	2,910	4,657	16,199	16,659
Units purchased	-	-	223	69	7	7	11	11
Units redeemed	(1,999)	(1,091)	(7,751)	(4,247)	(17)	(1,754)	(262)	(471)

Ending units	4,045	6,044	54,815	62,343	2,900	2,910	15,948	16,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMA		GVDMC		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,676)	1,023	(1,428)	3,351	(1,114)	(75)	(1,507)	1,151
Realized gain (loss) on investments	1,389	2,202	(68,046)	7,879	(339)	330	(1,285)	(264)
Change in unrealized gain (loss) on investments	6,614	10,132	5,113	17,417	34,438	3,603	7,351	7,443
Reinvested capital gains	9,007	14,063	106	22,802	8,703	828	548	2,968

Net increase (decrease) in contract owners’ equity resulting from operations	15,334	27,420	(64,255)	51,449	41,688	4,686	5,107	11,298

Equity transactions:
Purchase payments received from contract owners (note 4)	13	6,393	-	-	-	146	284	217
Transfers between funds	-	-	(389,279)	(7,320)	99,447	(5,124)	(2,870)	-
Redemptions (notes 2, 3, and 4)	(15,170)	(20,359)	(14)	(36,602)	(4,873)	(22,138)	(95,716)	(2,756)
Adjustments to maintain reserves	40	(16)	8	10	7	(2)	16	(1)

Net equity transactions	(15,117)	(13,982)	(389,285)	(43,912)	94,581	(27,118)	(98,286)	(2,540)

Net change in contract owners’ equity	217	13,438	(453,540)	7,537	136,269	(22,432)	(93,179)	8,758
Contract owners’ equity at beginning of period	157,365	143,927	457,480	449,943	10,030	32,462	150,973	142,215

Contract owners’ equity at end of period	$157,582	157,365	3,940	457,480	146,299	10,030	57,794	150,973

CHANGE IN UNITS:
Beginning units	6,488	7,128	24,605	27,079	389	1,536	9,744	9,914
Units purchased	1	299	-	-	4,891	6	18	14
Units redeemed	(624)	(939)	(24,407)	(2,474)	(179)	(1,153)	(6,217)	(184)

Ending units	5,865	6,488	198	24,605	5,101	389	3,545	9,744

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		HIBF		MCIF		NVAMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11,439)	6,745	7,868	9,422	(3,732)	(1,980)	1,664	8,544
Realized gain (loss) on investments	2,151	10,822	(359)	(2,254)	45,966	59,064	(4,465)	9,020
Change in unrealized gain (loss) on investments	35,605	39,447	1,585	19,175	72,012	36,247	(19,862)	63,788
Reinvested capital gains	51,509	81,339	-	-	84,136	279,180	16,001	81,803

Net increase (decrease) in contract owners’ equity resulting from operations	77,826	138,353	9,094	26,343	198,382	372,511	(6,662)	163,155

Equity transactions:
Purchase payments received from contract owners (note 4)	142	142	-	-	61	56	409	431
Transfers between funds	-	-	-	(23,995)	104	47	404	(67,079)
Redemptions (notes 2, 3, and 4)	(51,534)	(114,438)	(1,045)	(2,222)	(121,455)	(185,702)	(42,459)	(31,555)
Adjustments to maintain reserves	29	(25)	31	(33)	(35)	16	20	(28)

Net equity transactions	(51,363)	(114,321)	(1,014)	(26,250)	(121,325)	(185,583)	(41,626)	(98,231)

Net change in contract owners’ equity	26,463	24,032	8,080	93	77,057	186,928	(48,288)	64,924
Contract owners’ equity at beginning of period	934,967	910,935	201,583	201,490	1,834,509	1,647,581	742,045	677,121

Contract owners’ equity at end of period	$961,430	934,967	209,663	201,583	1,911,566	1,834,509	693,757	742,045

CHANGE IN UNITS:
Beginning units	43,761	49,498	8,188	9,257	37,866	42,134	24,367	27,833
Units purchased	7	7	-	-	4	2	33	21
Units redeemed	(2,409)	(5,744)	(42)	(1,069)	(2,492)	(4,270)	(1,635)	(3,487)

Ending units	41,359	43,761	8,146	8,188	35,378	37,866	22,765	24,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD1		NVMLG1		NVMMG1		NVNMO1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$57	68	(478)	1,147	(5,954)	(5,283)	(238)	(181)
Realized gain (loss) on investments	1	(1)	1,917	1,707	(358)	12,741	5	101
Change in unrealized gain (loss) on investments	170	231	(9,189)	2,840	159,518	8,643	1,144	3,691
Reinvested capital gains	10	-	15,165	5,580	58,354	93,037	2,106	1,996

Net increase (decrease) in contract owners’ equity resulting from operations	238	298	7,415	11,274	211,560	109,138	3,017	5,607

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	18	-	-	-
Transfers between funds	-	-	-	-	(25,777)	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	(16,489)	(6,906)	(7,649)	(33,498)	(421)	(407)
Adjustments to maintain reserves	(2)	(3)	(20)	2	(21)	(4)	(12)	12

Net equity transactions	(2)	(3)	(16,509)	(6,904)	(33,429)	(33,502)	(433)	(395)

Net change in contract owners’ equity	236	295	(9,094)	4,370	178,131	75,636	2,584	5,212
Contract owners’ equity at beginning of period	4,280	3,985	46,215	41,845	389,598	313,962	26,701	21,489

Contract owners’ equity at end of period	$4,516	4,280	37,121	46,215	567,729	389,598	29,285	26,701

CHANGE IN UNITS:
Beginning units	314	314	1,251	1,459	10,420	11,364	736	748
Units purchased	-	-	-	-	39	-	-	-
Units redeemed	-	-	(467)	(208)	(888)	(944)	(15)	(12)

Ending units	314	314	784	1,251	9,571	10,420	721	736

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVRE1		SAM		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,619)	23,387	32	62	(20,294)	5,246	(13,239)	(13,866)
Realized gain (loss) on investments	123,942	152,391	(688)	(1,855)	-	-	11,466	13,250
Change in unrealized gain (loss) on investments	388,763	134,237	(2,472)	11,924	-	-	169,828	102,947
Reinvested capital gains	829,448	1,966,832	153	-	-	-	41,495	114,723

Net increase (decrease) in contract owners’ equity resulting from operations	1,335,534	2,276,847	(2,975)	10,131	(20,294)	5,246	209,550	217,054

Equity transactions:
Purchase payments received from contract owners (note 4)	7,209	1,396	-	-	56,334	523,384	116	173
Transfers between funds	(202,751)	(94,252)	(2,691)	3,053	1,007,977	567,697	1,626	1,588
Redemptions (notes 2, 3, and 4)	(547,939)	(459,544)	(8)	(9,019)	(1,462,939)	(767,466)	(91,544)	(106,783)
Adjustments to maintain reserves	(25)	(42)	(10)	11	(17)	-	15	(28)

Net equity transactions	(743,506)	(552,442)	(2,709)	(5,955)	(398,645)	323,615	(89,787)	(105,050)

Net change in contract owners’ equity	592,028	1,724,405	(5,684)	4,176	(418,939)	328,861	119,763	112,004
Contract owners’ equity at beginning of period	8,322,823	6,598,418	39,498	35,322	1,764,618	1,435,757	1,071,317	959,313

Contract owners’ equity at end of period	$8,914,851	8,322,823	33,814	39,498	1,345,679	1,764,618	1,191,080	1,071,317

CHANGE IN UNITS:
Beginning units	209,413	225,276	1,069	1,232	172,743	141,050	24,422	27,093
Units purchased	217	64	-	88	117,465	107,139	91	53
Units redeemed	(18,291)	(15,927)	(88)	(251)	(156,930)	(75,446)	(2,068)	(2,724)

Ending units	191,339	209,413	981	1,069	133,278	172,743	22,445	24,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF		SCVF		TRF		AMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,388)	(6,722)	(4,445)	(1,576)	(5,395)	(4,548)	(17,016)	(15,293)
Realized gain (loss) on investments	1,725	8,933	(421)	35,533	75,618	119,617	11,993	10,906
Change in unrealized gain (loss) on investments	128,559	4,316	13,411	(78,204)	(53,201)	188,741	363,170	211,607
Reinvested capital gains	68,923	127,330	1,467	103,593	107,460	67,005	62,130	75,217

Net increase (decrease) in contract owners’ equity resulting from operations	191,819	133,857	10,012	59,346	124,482	370,815	420,277	282,437

Equity transactions:
Purchase payments received from contract owners (note 4)	36	28	688	89	2,849	1,373	13,239	-
Transfers between funds	(19,009)	(86)	-	-	(60,233)	(49,335)	(14,835)	(8,065)
Redemptions (notes 2, 3, and 4)	(9,846)	(20,227)	(10,533)	(119,363)	(49,967)	(138,169)	(19,757)	(81,313)
Adjustments to maintain reserves	27	(19)	221	17	74	16	4	(27)

Net equity transactions	(28,792)	(20,304)	(9,624)	(119,257)	(107,277)	(186,115)	(21,349)	(89,405)

Net change in contract owners’ equity	163,027	113,553	388	(59,911)	17,205	184,700	398,928	193,032
Contract owners’ equity at beginning of period	518,289	404,736	343,768	403,679	1,591,891	1,407,191	1,128,865	935,833

Contract owners’ equity at end of period	$681,316	518,289	344,156	343,768	1,609,096	1,591,891	1,527,793	1,128,865

CHANGE IN UNITS:
Beginning units	18,376	19,201	8,022	11,053	59,911	67,519	33,698	36,565
Units purchased	26	32	2	2	54	56	312	2
Units redeemed	(1,014)	(857)	(278)	(3,033)	(4,305)	(7,664)	(967)	(2,869)

Ending units	17,388	18,376	7,746	8,022	55,660	59,911	33,043	33,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		PMVSTA		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,363)	(3,858)	(1,937)	8,468	2,035	(3,026)	(74)	(256)
Realized gain (loss) on investments	3,959	8,428	4,121	(11)	1,608	9,848	(187)	(432)
Change in unrealized gain (loss) on investments	88,327	17,985	4,486	2,561	37,204	71,280	3,533	2,444
Reinvested capital gains	26,353	35,835	-	-	9,563	8,861	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	113,276	58,390	6,670	11,018	50,410	86,963	3,272	1,756

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,807	78	-	-
Transfers between funds	-	643,116	-	-	2,079	(963)	-	-
Redemptions (notes 2, 3, and 4)	(71,714)	(48,899)	(847,529)	-	(5,088)	(107,648)	(14)	(359)
Adjustments to maintain reserves	16	(17)	57	14	(5)	22	8	(15)

Net equity transactions	(71,698)	594,200	(847,472)	14	793	(108,511)	(6)	(374)

Net change in contract owners’ equity	41,578	652,590	(840,802)	11,032	51,203	(21,548)	3,266	1,382
Contract owners’ equity at beginning of period	695,672	43,082	887,708	876,676	320,140	341,688	18,722	17,340

Contract owners’ equity at end of period	$737,250	695,672	46,906	887,708	371,343	320,140	21,988	18,722

CHANGE IN UNITS:
Beginning units	23,742	1,825	85,978	85,978	7,493	10,298	787	804
Units purchased	-	23,786	-	-	150	18	-	-
Units redeemed	(2,399)	(1,869)	(81,467)	-	(125)	(2,823)	-	(17)

Ending units	21,343	23,742	4,511	85,978	7,518	7,493	787	787

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMGP		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	(85)	-	8,532
Realized gain (loss) on investments	-	(29,496)	-	(52,938)
Change in unrealized gain (loss) on investments	-	18,389	-	(15,641)
Reinvested capital gains	-	23,647	-	120,457

Net increase (decrease) in contract owners’ equity resulting from operations	-	12,455	-	60,410

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-
Transfers between funds	-	(73,509)	-	(569,607)
Redemptions (notes 2, 3, and 4)	-	(6,109)	-	(10,521)
Adjustments to maintain reserves	-	8	-	9

Net equity transactions	-	(79,610)	-	(580,119)

Net change in contract owners’ equity	-	(67,155)	-	(519,709)
Contract owners’ equity at beginning of period	-	67,155	-	519,709

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	2,668	-	22,360
Units purchased	-	-	-	-
Units redeemed	-	(2,668)	-	(22,360)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
INVESCO INVESTMENTS
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

There were no subaccount mergers for the one-year period ending December 31, 2020.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.80%.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $15,940 and $61,074, respectively, and total transfers from the Separate Account to the fixed account were $392,025 and $111,102, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$50,958,453	$-	$-	$50,958,453

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVI	$25,480	$56,028
ACVIG	21,538	29,780
ACVU1	12,079	1,368
DCAP	74,897	224,548
DSRG	12,066	61,578
DVSCS	3,902	1,427
FQB	22,005	137,534
FEIS	115,169	189,578
FGS	693,427	709,301
FHIS	14,926	33,495
FOS	4,885	46,903
FVSS	34,984	92,851
OVAG	168,766	166,278
OVGI	283,534	155,700
JPMMV1	6,214	1,183
JACAS	71,659	197,373
JAGTS	144,955	47,580
JAIGS	3,435	84,366
LPVCII	91,905	55,451
SBVHY	15,013	53,580
SBVI	398,250	594,831
MSEM	568	182
MSVRE	18,614	5,093
EIF	5,738	41,210
GBF	20,776	148,598
GEM	1,426	1,283
GIG	2,883	7,294
GVDMA	9,330	17,156
GVDMC	111	390,726
GVIDA	108,445	6,281
GVIDC	729	99,990
GVIDM	52,756	64,077
HIBF	10,620	3,796
MCIF	103,460	144,346
NVAMV1	26,363	50,344
NVCBD1	128	61
NVMLG1	15,165	16,967
NVMMG1	59,914	40,921
NVNMO1	2,216	769
NVOLG1	942,343	862,996
NVRE1	654	3,168
SAM	737,100	1,156,023
SCF	44,875	106,421
SCGF	69,406	36,691
SCVF	2,261	15,002
TRF	124,805	130,174
AMCG	75,272	51,511
AMSRS	30,189	80,913
PMVSTA	10,042	859,518
VWEM	22,059	9,663
VWHA	156	245

	$4,717,493	$7,292,152

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value		Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020			1.40%	59,207		$21.56	$1,276,297	0.48%	24.12%
2019			1.40%	61,127		17.37	1,061,641	0.86%	26.62%
2018			1.40%	64,750		13.72	888,134	1.37%	-16.41%
2017			1.40%	75,591		16.41	1,240,434	0.88%	29.38%
2016			1.40%	80,600		12.68	1,022,319	1.06%	-6.82%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020			1.40%	12,657		26.47	334,967	1.95%	10.24%
2019			1.40%	13,790		24.01	331,068	2.08%	22.21%
2018			1.40%	14,575		19.64	286,313	1.93%	-8.18%
2017			1.40%	15,631		21.39	334,385	2.34%	18.80%
2016			1.40%	17,928		18.01	322,858	2.30%	11.90%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020			1.40%	2,842		48.31	137,285	0.00%	47.76%
2019			1.40%	2,767		32.69	90,460	0.00%	32.70%
2018			1.40%	2,729		24.64	67,235	0.23%	-0.66%
2017			1.40%	1,973		24.80	48,932	0.36%	30.38%
2016			1.40%	1,925		19.02	36,618	0.32%	2.99%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.40%	to	1.80%	23,517	33.53 to $	29.59	787,718	0.79%	21.96% to 21.46%
2019	1.40%	to	1.80%	30,526	27.50 to $	24.36	838,628	1.16%	34.19% to 33.65%
2018	1.40%	to	1.80%	33,582	20.49 to $	18.23	687,541	1.26%	-8.16% to -8.54%
2017	1.40%	to	1.80%	35,077	22.31 to $	19.93	782,008	1.34%	25.56% to 25.05%
2016	1.40%	to	1.80%	38,049	17.77 to $	15.94	675,651	1.63%	6.40% to 5.97%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020			1.40%	24,255		24.29	589,128	1.08%	22.41%
2019			1.40%	26,747		19.84	530,737	1.49%	32.48%
2018			1.40%	29,356		14.98	439,716	1.78%	-5.75%
2017			1.40%	31,068		15.89	493,707	1.18%	13.72%
2016			1.40%	34,011		13.97	475,254	1.34%	8.83%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020			1.40%	1,736		38.38	66,594	1.07%	9.09%
2019			1.40%	1,754		35.18	61,714	1.01%	20.50%
2018			1.40%	3,186		29.20	92,997	0.81%	-10.26%
2017			1.40%	3,209		32.54	104,407	0.84%	10.83%
2016			1.40%	6,056		29.36	177,805	0.90%	23.97%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020			1.40%	26,822		21.06	564,748	2.89%	6.61%
2019			1.40%	32,916		19.75	650,115	2.90%	7.91%
2018			1.40%	32,929		18.30	602,690	3.10%	-1.99%
2017			1.40%	34,067		18.67	636,194	3.23%	2.58%
2016	1.40%	to	1.80%	34,476	18.20 to $	15.38	627,247	3.54%	2.37% to 1.96%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES to FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value		Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	1.40%	to	1.80%	65,162	27.43 to $	22.94	1,786,261	1.70%	5.05% to 4.63%
2019			1.40% to 1.80%	71,805	26.11 to $	21.92	1,873,714	1.87%	25.54% to 25.03%
2018			1.40% to 1.80%	80,962	20.80 to $	17.53	1,682,933	2.10%	-9.69% to -10.06%
2017			1.40% to 1.80%	87,024	23.03 to $	19.50	2,003,103	1.62%	11.23% to 10.78%
2016			1.40% to 1.80%	94,115	20.70 to $	17.60	1,947,147	2.14%	16.26% to 15.79%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020			1.40% to 1.80%	225,426	37.27 to $	34.28	8,400,792	0.06%	41.74% to 41.16%
2019			1.40% to 1.80%	244,308	26.30 to $	24.28	6,423,500	0.16%	32.31% to 31.77%
2018			1.40% to 1.80%	256,791	19.87 to $	18.43	5,103,137	0.15%	-1.68% to -2.08%
2017			1.40% to 1.80%	266,079	20.21 to $	18.82	5,378,071	0.13%	33.12% to 32.58%
2016			1.40% to 1.80%	290,857	15.18 to $	14.19	4,416,167	0.00%	-0.69% to -1.09%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020			1.40%	16,744		18.49	309,630	4.80%	1.21%
2019			1.40%	18,390		18.27	335,976	5.10%	13.31%
2018			1.40%	18,874		16.12	304,310	5.24%	-4.96%
2017			1.40%	21,236		16.96	360,254	5.19%	5.58%
2016			1.40%	22,469		16.07	361,022	5.13%	12.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020			1.40%	35,919		19.18	689,068	0.35%	13.88%
2019			1.40%	38,264		16.85	644,584	1.63%	25.89%
2018			1.40%	41,417		13.38	554,242	1.42%	-16.08%
2017			1.40%	48,136		15.95	767,631	1.34%	28.29%
2016			1.40%	50,472		12.43	627,393	1.35%	-6.45%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020			1.40%	20,610		31.10	641,013	1.20%	6.66%
2019			1.40%	23,587		29.16	687,769	1.60%	32.41%
2018			1.40%	23,595		22.02	519,593	0.87%	-18.50%
2017			1.40%	23,605		27.02	637,771	1.41%	17.55%
2016			1.40%	23,819		22.99	547,488	1.06%	7.95%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020			1.40%	73,147		33.19	2,427,894	0.04%	38.72%
2019			1.40%	77,972		23.93	1,865,664	0.00%	37.41%
2018			1.40%	80,709		17.41	1,405,389	0.00%	-7.41%
2017			1.40%	88,921		18.81	1,672,193	0.03%	26.99%
2016			1.40%	93,005		14.81	1,377,224	0.00%	0.91%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020			1.40%	95,507		28.41	2,712,896	1.49%	12.35%
2019			1.40%	99,922		25.28	2,526,367	1.07%	30.23%
2018			1.40%	106,171		19.41	2,061,211	1.16%	-9.18%
2017			1.40%	111,477		21.38	2,383,063	1.25%	15.28%
2016			1.40% to 1.80%	126,212	18.54 to $	17.99	2,340,358	1.12%	10.06% to 9.61%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020			1.40%	2,906		33.09	96,163	1.45%	-1.04%
2019			1.40%	2,906		33.44	97,169	1.73%	24.99%
2018			1.40%	3,570		26.75	95,481	0.99%	-13.08%
2017			1.40%	3,796		30.78	116,833	0.78%	12.18%
2016			1.40%	5,129		27.44	140,752	0.86%	13.09%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020			1.40% to 1.80%	25,099	39.88 to $	47.87	1,002,957	0.17%	37.09% to 36.53%
2019			1.40% to 1.80%	30,675	29.09 to $	35.06	893,886	0.02%	34.94% to 34.39%
2018			1.40% to 1.80%	32,066	21.56 to $	26.09	692,510	1.20%	0.29% to -0.12%
2017			1.40% to 1.80%	37,639	21.50 to $	26.12	810,392	0.00%	28.18% to 27.66%
2016			1.40% to 1.80%	36,540	16.77 to $	20.46	614,763	0.90%	0.52% to 0.11%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020			1.40%	31,536		26.86	847,051	0.00%	48.62%
2019			1.40%	29,167		18.07	527,110	0.44%	42.79%
2018			1.40%	35,524		12.66	449,613	1.09%	-0.51%
2017			1.40%	46,808		12.72	595,459	0.46%	42.89%
2016			1.40%	42,824		8.90	381,251	0.09%	12.26%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES to FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value		Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	1.40%	20,603		15.51	319,471	1.17%	14.40%
2019	1.40%	26,915		13.55	364,800	1.83%	24.93%
2018	1.40%	29,753		10.85	322,786	1.66%	-16.33%
2017	1.40%	32,436		12.97	420,581	1.56%	28.98%
2016	1.40%	37,127		10.05	373,244	5.04%	-8.01%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2020	1.40%	32,542		23.31	758,450	1.47%	6.16%
2019	1.40%	31,327		21.95	687,744	1.50%	29.75%
2018	1.40%	32,978		16.92	558,015	1.43%	-6.20%
2017	1.40%	39,814		18.04	718,171	1.50%	17.51%
2016	1.40%	42,132		15.35	646,734	1.46%	13.38%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2020	1.40%	13,140		29.94	393,473	3.84%	5.81%
2019	1.40%	14,845		28.30	420,071	5.29%	12.78%
2018	1.40%	15,402		25.09	386,456	5.23%	-5.27%
2017	1.40%	15,485		26.49	410,143	5.03%	7.13%
2016	1.40%	17,328		24.72	428,394	6.22%	13.99%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2020	1.40% to 1.80%	108,834	31.47 to $	23.50	3,423,298	1.34%	3.77% to 3.35%
2019	1.40% to 1.80%	127,949	30.33 to $	22.74	3,878,497	1.74%	27.08% to 26.56%
2018	1.40% to 1.80%	138,470	23.87 to $	17.97	3,303,166	1.48%	-10.16% to -10.52%
2017	1.40% to 1.80%	154,655	26.56 to $	20.08	4,106,555	1.37%	13.23% to 12.78%
2016	1.40% to 1.80%	170,955	23.46 to $	17.80	4,009,047	1.54%	11.42% to 10.97%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	1.40%	331		40.78	13,499	4.51%	4.07%
2019	1.40%	331		39.19	12,972	5.34%	12.65%
2018	1.40%	331		34.79	11,515	5.62%	-8.26%
2017	1.40%	331		37.92	12,551	5.44%	8.18%
2016	1.40%	331		35.05	11,637	5.35%	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	1.40%	7,998		44.24	353,877	2.78%	-18.02%
2019	1.40%	8,007		53.96	432,079	1.87%	17.27%
2018	1.40%	8,350		46.01	384,220	2.77%	-9.01%
2017	1.40%	9,448		50.57	477,817	1.52%	1.67%
2016	1.40%	13,665		49.74	679,734	1.31%	5.32%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	1.40%	4,045		23.29	94,204	1.43%	2.18%
2019	1.40%	6,044		22.79	137,735	1.71%	25.53%
2018	1.40%	7,135		18.16	129,551	1.54%	-8.56%
2017	1.40%	9,870		19.86	196,012	3.13%	16.35%
2016	1.40%	10,270		17.07	175,278	2.40%	16.24%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	1.40%	54,815		17.74	972,227	1.97%	4.60%
2019	1.40%	62,343		16.96	1,057,145	2.33%	4.78%
2018	1.40%	66,521		16.18	1,076,505	2.10%	-1.45%
2017	1.40%	76,788		16.42	1,261,002	2.07%	0.66%
2016	1.40% to 1.80%	84,346	16.31 to $	13.68	1,375,663	1.83%	-0.66% to -1.07%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	1.40%	2,900		28.35	82,216	1.97%	11.71%
2019	1.40%	2,910		25.38	73,850	2.02%	21.22%
2018	1.40%	4,657		20.93	97,472	0.69%	-18.58%
2017	1.40%	4,698		25.71	120,795	1.41%	39.53%
2016	1.40%	4,327		18.43	79,737	0.85%	6.21%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value		Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	1.40%	15,948		17.06	272,007	1.22%	6.44%
2019	1.40%	16,199		16.02	259,562	2.63%	17.45%
2018	1.40%	16,659		13.64	227,281	2.02%	-15.74%
2017	1.40%	17,113		16.19	277,073	1.73%	25.67%
2016	1.40%	17,665		12.88	227,581	2.14%	-0.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	1.40%	5,865		26.86	157,582	0.22%	10.76%
2019	1.40%	6,488		24.25	157,365	2.10%	20.12%
2018	1.40%	7,128		20.19	143,927	1.62%	-9.03%
2017	1.40%	7,477		22.19	165,951	1.37%	15.05%
2016	1.40%	9,731		19.29	187,726	1.89%	6.97%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	1.40%	198		19.90	3,940	0.00%	7.03%
2019	1.40%	24,605		18.59	457,480	2.15%	11.89%
2018	1.40%	27,079		16.62	449,943	1.50%	-5.09%
2017	1.40%	42,525		17.51	744,491	1.87%	7.69%
2016	1.40%	42,460		16.26	690,294	1.85%	4.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	1.40%	5,101		28.68	146,299	0.29%	11.24%
2019	1.40%	389		25.78	10,030	1.02%	22.00%
2018	1.40%	1,536		21.13	32,462	1.51%	-10.14%
2017	1.40%	1,552		23.52	36,500	1.57%	16.78%
2016	1.40%	1,593		20.14	32,082	1.59%	7.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	1.40%	3,545		16.30	57,794	0.05%	5.22%
2019	1.40%	9,744		15.49	150,973	2.18%	8.00%
2018	1.40%	9,914		14.35	142,215	1.82%	-3.19%
2017	1.40%	20,282		14.82	300,546	2.01%	4.21%
2016	1.40%	19,606		14.22	278,799	1.93%	2.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.40%	41,359		23.25	961,430	0.14%	8.80%
2019	1.40%	43,761		21.37	934,967	2.14%	16.10%
2018	1.40%	49,498		18.40	910,935	1.84%	-7.01%
2017	1.40%	50,379		19.79	997,016	1.75%	11.35%
2016	1.40%	53,604		17.77	952,706	1.93%	5.65%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	1.40%	8,146		25.74	209,663	5.43%	4.53%
2019	1.40%	8,188		24.62	201,583	5.80%	13.13%
2018	1.40%	9,257		21.76	201,490	5.91%	-4.36%
2017	1.40%	9,424		22.76	214,463	5.33%	5.27%
2016	1.40%	10,505		21.62	227,103	5.78%	12.56%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	1.40%	35,378		54.03	1,911,566	1.18%	11.53%
2019	1.40%	37,866		48.45	1,834,509	1.30%	23.89%
2018	1.40%	42,134		39.10	1,647,581	1.32%	-12.63%
2017	1.40%	43,493		44.76	1,946,617	1.06%	14.16%
2016	1.40% to 1.80%	52,004	39.20 to $	27.90	2,036,193	1.23%	18.61% to 18.13%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	1.40%	22,765		30.47	693,757	1.68%	0.07%
2019	1.40%	24,367		30.45	742,045	2.58%	25.18%
2018	1.40%	27,833		24.33	677,121	1.38%	-10.62%
2017	1.40%	30,455		27.22	828,987	1.65%	7.16%
2016	1.40% to 1.80%	37,633	25.40 to $	24.62	955,803	2.26%	18.76% to 18.28%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value		Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	1.40%	314		14.38	4,516	2.65%	5.51%
2019	1.40%	314		13.63	4,280	3.00%	7.42%
2018	1.40%	314		12.69	3,985	3.20%	-1.82%
2017	1.40%	314		12.92	4,058	3.00%	2.94%
2016	1.40%	314		12.56	3,943	3.10%	3.88%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	1.40%	784		47.35	37,121	0.00%	28.27%
2019	1.40%	1,251		36.91	46,215	4.01%	28.70%
2018	1.40%	1,459		28.68	41,845	0.31%	-4.44%
2017	1.40%	1,474		30.01	44,241	0.36%	28.39%
2016	1.40%	1,506		23.38	35,230	0.86%	0.76%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.40%	9,571		59.32	567,729	0.00%	58.65%
2019	1.40%	10,420		37.39	389,598	0.00%	35.33%
2018	1.40%	11,364		27.63	313,962	0.00%	-8.16%
2017	1.40%	12,148		30.08	365,483	0.00%	25.95%
2016	1.40%	12,650		23.88	302,135	0.00%	4.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2017	1.40%	176		32.26	5,678	1.10%	12.25%
2016	1.40%	190		28.74	5,461	1.27%	15.95%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	1.40%	721		40.62	29,285	0.44%	11.96%
2019	1.40%	736		36.28	26,701	0.66%	26.28%
2018	1.40%	748		28.73	21,489	0.56%	-6.11%
2017	1.40%	762		30.60	23,315	0.43%	23.11%
2016	1.40%	1,107		24.85	27,513	0.62%	12.02%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	1.40% to 1.80%	191,339	46.60 to $	44.44	8,914,851	1.33%	17.23% to 16.76%
2019	1.40% to 1.80%	209,413	39.75 to $	38.06	8,322,823	1.72%	35.69% to 35.14%
2018	1.40% to 1.80%	225,276	29.29 to $	28.16	6,598,418	0.75%	-2.66% to -3.06%
2017	1.40% to 1.80%	254,262	30.09 to $	29.05	7,651,272	0.48%	25.54% to 25.03%
2016	1.40% to 1.80%	284,917	23.97 to $	23.24	6,829,774	0.73%	2.19% to 1.77%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	1.40%	981		34.47	33,814	1.50%	-6.71%
2019	1.40%	1,069		36.95	39,498	1.57%	28.87%
2018	1.40%	1,232		28.67	35,322	1.78%	-5.28%
2017	1.40%	1,367		30.27	41,375	2.16%	5.01%
2016	1.40%	1,422		28.82	40,986	1.99%	5.85%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.40%	133,278		10.10	1,345,679	0.25%	-1.16%
2019	1.40%	172,743		10.22	1,764,618	1.74%	0.36%
2018	1.40%	141,050		10.18	1,435,757	1.36%	-0.04%
2017	1.40%	150,818		10.18	1,535,746	0.40%	-0.98%
2016	1.40%	167,652		10.28	1,724,049	0.01%	-1.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	1.40%	22,445		53.07	1,191,080	0.02%	20.97%
2019	1.40%	24,422		43.87	1,071,317	0.07%	23.89%
2018	1.40%	27,093		35.41	959,313	0.01%	-13.86%
2017	1.40%	28,303		41.11	1,163,465	0.00%	11.90%
2016	1.40%	29,345		36.73	1,077,984	0.33%	21.12%

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value		Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	1.40%	17,388		39.18	681,316	0.00%	38.92%
2019	1.40%	18,376		28.21	518,289	0.00%	33.81%
2018	1.40%	19,201		21.08	404,736	0.00%	-9.24%
2017	1.40%	20,027		23.22	465,129	0.00%	23.18%
2016	1.40%	22,271		18.85	419,903	0.00%	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	1.40%	7,746		44.43	344,156	0.08%	3.68%
2019	1.40%	8,022		42.85	343,768	0.97%	17.33%
2018	1.40%	11,053		36.52	403,679	0.68%	-18.12%
2017	1.40%	11,626		44.61	518,589	0.47%	7.54%
2016	1.40%	13,220		41.48	548,342	0.62%	24.17%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.40% to 1.80%	55,660	28.92 to $	27.34	1,609,096	1.14%	8.81% to 8.37%
2019	1.40% to 1.80%	59,911	26.58 to $	25.22	1,591,891	1.12%	27.50% to 26.98%
2018	1.40% to 1.80%	67,519	20.85 to $	19.87	1,407,191	1.07%	-1.41% to -1.81%
2017	1.40% to 1.80%	73,137	21.15 to $	20.23	1,546,192	0.99%	18.84% to 18.36%
2016	1.40% to 1.80%	85,223	17.79 to $	17.09	1,516,157	1.41%	9.83% to 9.39%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.40%	33,043		46.24	1,527,793	0.00%	38.02%
2019	1.40%	33,698		33.50	1,128,865	0.00%	30.89%
2018	1.40%	36,565		25.59	935,833	0.00%	-7.72%
2017	1.40%	39,283		27.74	1,089,542	0.00%	23.54%
2016	1.40%	42,088		22.45	944,906	0.00%	2.94%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	1.40%	21,343		34.54	737,250	0.59%	17.89%
2019	1.40%	23,742		29.30	695,672	0.56%	24.12%
2018	1.40%	1,825		23.61	43,082	0.49%	-7.05%
2017	1.40%	1,951		25.40	49,552	0.53%	16.78%
2016	1.40%	2,068		21.75	44,978	0.71%	8.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	1.40%	4,511		10.40	46,906	1.18%	0.71%
2019	1.40%	85,978		10.32	887,708	2.37%	1.26%
2018	1.40%	85,978		10.20	876,676	2.37%	0.00%
2017	1.40%	4,511		10.20	45,997	1.60%	0.88%
2016	1.40%	4,511		10.11	45,597	0.26%	1.08%****
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	1.40%	7,518		49.39	371,343	2.07%	15.61%
2019	1.40%	7,493		42.73	320,140	0.52%	28.77%
2018	1.40%	10,298		33.18	341,688	0.34%	-24.56%
2017	1.40%	13,996		43.98	615,606	0.40%	48.93%
2016	1.40%	16,909		29.53	499,394	0.46%	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	1.40%	787		27.94	21,988	0.94%	17.44%
2019	1.40%	787		23.79	18,722	0.00%	10.30%
2018	1.40%	804		21.57	17,340	0.00%	-29.29%
2017	1.40%	2,500		30.50	76,251	0.00%	-3.07%
2016	1.40%	3,642		31.47	114,601	0.40%	41.70%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2016	1.40%	425		7.71	3,277	0.39%	41.41%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.